Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000219740 | U.S. Treasury Bills, , 09/17/2024, 5.3010
Holdings [Line Items]
Percent of Total Investments	13.20%
C000219740 | U.S. Treasury Bills, , 10/29/2024, 5.2122
Holdings [Line Items]
Percent of Total Investments	11.00%
C000219740 | U.S. Treasury Bills, , 09/03/2024, 5.3135
Holdings [Line Items]
Percent of Total Investments	11.00%
C000219740 | U.S. Treasury Bills, , 10/01/2024, 5.2700
Holdings [Line Items]
Percent of Total Investments	10.80%
C000219740 | U.S. Treasury Bills, , 09/24/2024, 5.2985
Holdings [Line Items]
Percent of Total Investments	7.20%
C000219740 | U.S. Treasury Bills, , 10/22/2024, 5.1662
Holdings [Line Items]
Percent of Total Investments	7.00%
C000219740 | U.S. Treasury Bills, , 10/15/2024, 5.2110
Holdings [Line Items]
Percent of Total Investments	5.40%
C000219740 | U.S. Treasury Bills, , 11/21/2024, 5.1199
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219740 | U.S. Treasury Bills, , 10/03/2024, 5.2713
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219740 | U.S. Treasury Bills, , 09/12/2024, 5.3147
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012087 | U.S. Treasury Notes, , 02/15/2026, 4
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012087 | U.S. Treasury Notes, , 11/15/2025, 4.5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012087 | U.S. Treasury Notes, , 12/15/2025, 4
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012087 | U.S. Treasury Notes, , 01/15/2026, 3.875
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012087 | U.S. Treasury Notes, , 05/31/2026, 0.75
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012087 | U.S. Treasury Notes, , 02/28/2026, 4.625
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012087 | U.S. Treasury Notes, , 01/15/2027, 4
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012087 | U.S. Treasury Notes, , 03/15/2027, 4.25
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012087 | U.S. Treasury Notes, , 11/15/2025, 2.25
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012087 | U.S. Treasury Notes, , 05/15/2027, 4.5
Holdings [Line Items]
Percent of Total Investments	1.90%
C000037537 | U.S. Treasury Notes, , 02/15/2029, 2.625
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037537 | U.S. Treasury Notes, , 11/30/2030, 4.375
Holdings [Line Items]
Percent of Total Investments	3.70%
C000037537 | U.S. Treasury Notes, , 10/31/2028, 1.375
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037537 | U.S. Treasury Notes, , 09/30/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037537 | U.S. Treasury Notes, , 07/31/2028, 1
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037537 | U.S. Treasury Notes, , 08/15/2028, 2.875
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037537 | U.S. Treasury Notes, , 05/15/2029, 2.375
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037537 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037537 | U.S. Treasury Notes, , 02/15/2028, 2.75
Holdings [Line Items]
Percent of Total Investments	2.50%
C000037537 | U.S. Treasury Notes, , 08/31/2030, 4.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012088 | U.S. Treasury Notes, , 02/15/2034, 4
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012088 | U.S. Treasury Notes, , 11/15/2033, 4.5
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012088 | U.S. Treasury Notes, , 05/15/2034, 4.375
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012088 | U.S. Treasury Notes, , 08/15/2033, 3.875
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012088 | U.S. Treasury Notes, , 02/15/2032, 1.875
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012088 | U.S. Treasury Notes, , 05/15/2033, 3.375
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012088 | U.S. Treasury Notes, , 02/15/2033, 3.5
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012088 | U.S. Treasury Notes, , 05/15/2032, 2.875
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012088 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012088 | U.S. Treasury Notes, , 11/15/2032, 4.125
Holdings [Line Items]
Percent of Total Investments	7.20%
C000037538 | U.S. Treasury Bonds, , 05/15/2041, 2.25
Holdings [Line Items]
Percent of Total Investments	6.60%
C000037538 | U.S. Treasury Bonds, , 11/15/2041, 2
Holdings [Line Items]
Percent of Total Investments	5.90%
C000037538 | U.S. Treasury Bonds, , 11/15/2043, 4.75
Holdings [Line Items]
Percent of Total Investments	5.70%
C000037538 | U.S. Treasury Bonds, , 02/15/2044, 4.5
Holdings [Line Items]
Percent of Total Investments	5.60%
C000037538 | U.S. Treasury Bonds, , 02/15/2041, 1.875
Holdings [Line Items]
Percent of Total Investments	5.60%
C000037538 | U.S. Treasury Bonds, , 08/15/2041, 1.75
Holdings [Line Items]
Percent of Total Investments	5.40%
C000037538 | U.S. Treasury Bonds, , 08/15/2042, 2.75
Holdings [Line Items]
Percent of Total Investments	5.00%
C000037538 | U.S. Treasury Bonds, , 11/15/2040, 1.375
Holdings [Line Items]
Percent of Total Investments	4.90%
C000037538 | U.S. Treasury Bonds, , 02/15/2043, 3.875
Holdings [Line Items]
Percent of Total Investments	4.50%
C000037538 | U.S. Treasury Bonds, , 08/15/2043, 4.375
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012090 | U.S. Treasury Bonds, , 02/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012090 | U.S. Treasury Bonds, , 08/15/2051, 2
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012090 | U.S. Treasury Bonds, , 11/15/2050, 1.625
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012090 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012090 | U.S. Treasury Bonds, , 08/15/2053, 4.125
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012090 | U.S. Treasury Bonds, , 02/15/2048, 3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012090 | U.S. Treasury Bonds, , 11/15/2053, 4.75
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012090 | U.S. Treasury Bonds, , 02/15/2054, 4.25
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012090 | U.S. Treasury Bonds, , 05/15/2053, 3.625
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012090 | U.S. Treasury Bonds, , 02/15/2046, 2.5
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	9.90%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2050, 0
Holdings [Line Items]
Percent of Total Investments	8.90%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2052, 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2050, 0
Holdings [Line Items]
Percent of Total Investments	6.50%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2049, 0
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2054, 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 05/15/2054, 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000037536 | U.S. Treasury Bills, , 10/03/2024, 5.3320
Holdings [Line Items]
Percent of Total Investments	6.00%
C000037536 | U.S. Treasury Bills, , 01/02/2025, 5.2368
Holdings [Line Items]
Percent of Total Investments	4.80%
C000037536 | U.S. Treasury Bills, , 01/23/2025, 4.8729
Holdings [Line Items]
Percent of Total Investments	4.40%
C000037536 | U.S. Treasury Bills, , 10/29/2024, 5.0049
Holdings [Line Items]
Percent of Total Investments	4.30%
C000037536 | U.S. Treasury Bills, , 10/31/2024, 5.3747
Holdings [Line Items]
Percent of Total Investments	4.20%
C000037536 | U.S. Treasury Bills, , 09/17/2024, 5.3035
Holdings [Line Items]
Percent of Total Investments	3.80%
C000037536 | U.S. Treasury Bills, , 10/01/2024, 2.8276
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037536 | U.S. Treasury Bills, , 11/14/2024, 5.2245
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037536 | U.S. Treasury Bills, , 10/24/2024, 5.2668
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037536 | U.S. Treasury Bills, , 02/13/2025, 4.9129
Holdings [Line Items]
Percent of Total Investments	3.30%
C000037536 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	100.00%
C000053739 | California Educational Facilities Authority, U-6, 05/01/2045,, 5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053739 | Los Angeles Unified School District, 2024A, 07/01/2033,, 5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053739 | Los Angeles Unified School District, 2024A, 07/01/2034,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | State of California, , 09/01/2041,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | Bay Area Toll Authority, 2023A, 04/01/2055,, 3.85000158
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | State of California, , 09/01/2039,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | State of California, , 11/01/2032,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | Foothill-Eastern Transportation Corridor Agency, 2021A, 01/15/2046,, 4
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | State of California, , 10/01/2025,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | Metropolitan Water District of Southern California, 2020A, 10/01/2049,, 5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | AAA
Holdings [Line Items]
Percent of Total Investments	14.30%
C000053739 | AA+
Holdings [Line Items]
Percent of Total Investments	11.70%
C000053739 | AA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000053739 | AA-
Holdings [Line Items]
Percent of Total Investments	36.30%
C000053739 | A+
Holdings [Line Items]
Percent of Total Investments	5.10%
C000053739 | A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000053739 | A-
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053739 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053739 | Not Rated
Holdings [Line Items]
Percent of Total Investments	14.40%
C000052220 | New York
Holdings [Line Items]
Percent of Total Investments	23.00%
C000052220 | California
Holdings [Line Items]
Percent of Total Investments	19.30%
C000052220 | Texas
Holdings [Line Items]
Percent of Total Investments	8.70%
C000052220 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052220 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	4.30%
C000052220 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.20%
C000052220 | Washington
Holdings [Line Items]
Percent of Total Investments	3.90%
C000052220 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052220 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000052220 | Georgia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052220 | AAA
Holdings [Line Items]
Percent of Total Investments	24.80%
C000052220 | AA+
Holdings [Line Items]
Percent of Total Investments	21.40%
C000052220 | AA
Holdings [Line Items]
Percent of Total Investments	14.90%
C000052220 | AA-
Holdings [Line Items]
Percent of Total Investments	16.50%
C000052220 | A+
Holdings [Line Items]
Percent of Total Investments	4.80%
C000052220 | A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000052220 | A-
Holdings [Line Items]
Percent of Total Investments	5.40%
C000052220 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000052220 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.30%
C000052220 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000052220 | BB+
Holdings [Line Items]
Percent of Total Investments	0.00%
C000053740 | Utility Debt Securitization Authority, 2023TE-1, 12/15/2041,, 5
Holdings [Line Items]
Percent of Total Investments	0.90%
C000053740 | New York State Urban Development Corp., 2017A, 03/15/2029,, 5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053740 | New York City Transitional Finance Authority Future Tax Secured, 2023A-1, 08/01/2042,, 5.25
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | New York State Dormitory Authority, 2020A, 07/01/2026,, 5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | New York City Transitional Finance Authority, 2024G-1, 05/01/2043,, 5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | New York State Dormitory Authority, 2024A, 07/01/2054,, 5.5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Long Island Power Authority, 2017, 09/01/2042,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | Monroe County Industrial Development Corp., 2018, 05/01/2034,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | City of New York, 2023A, Sub-Series A-4, 09/01/2049,, 3.79999866
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | New York State Environmental Facilities Corp., 2024A, 06/15/2047,, 5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | AAA
Holdings [Line Items]
Percent of Total Investments	23.90%
C000053740 | AA+
Holdings [Line Items]
Percent of Total Investments	19.70%
C000053740 | AA
Holdings [Line Items]
Percent of Total Investments	23.30%
C000053740 | AA-
Holdings [Line Items]
Percent of Total Investments	13.10%
C000053740 | A+
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053740 | A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000053740 | A-
Holdings [Line Items]
Percent of Total Investments	3.70%
C000053740 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000053740 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.60%
C000069126 | New York
Holdings [Line Items]
Percent of Total Investments	13.30%
C000069126 | California
Holdings [Line Items]
Percent of Total Investments	12.20%
C000069126 | Texas
Holdings [Line Items]
Percent of Total Investments	9.20%
C000069126 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069126 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069126 | Illinois
Holdings [Line Items]
Percent of Total Investments	3.50%
C000069126 | Washington
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069126 | Maryland
Holdings [Line Items]
Percent of Total Investments	4.50%
C000069126 | Minnesota
Holdings [Line Items]
Percent of Total Investments	3.50%
C000069126 | Virginia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069126 | AAA
Holdings [Line Items]
Percent of Total Investments	35.70%
C000069126 | AA+
Holdings [Line Items]
Percent of Total Investments	21.80%
C000069126 | AA
Holdings [Line Items]
Percent of Total Investments	12.00%
C000069126 | AA-
Holdings [Line Items]
Percent of Total Investments	12.80%
C000069126 | A+
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069126 | A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069126 | A-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000069126 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069126 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
C000069126 | BBB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000069125 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069125 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	95.40%
C000069125 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069125 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227271 | A
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227271 | A-
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227271 | BBB+
Holdings [Line Items]
Percent of Total Investments	29.20%
C000227271 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227271 | BBB
Holdings [Line Items]
Percent of Total Investments	47.80%
C000227271 | BB+
Holdings [Line Items]
Percent of Total Investments	1.10%
C000227271 | BBB-
Holdings [Line Items]
Percent of Total Investments	18.50%
C000231752 | A
Holdings [Line Items]
Percent of Total Investments	46.80%
C000231752 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000231752 | Aaa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231752 | Aa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231752 | Baa
Holdings [Line Items]
Percent of Total Investments	43.00%
C000231752 | Ba
Holdings [Line Items]
Percent of Total Investments	2.70%